Share Repurchase - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($) shares	Apr. 30, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares			$ 4,809	¥ 31,280	¥ 12,602
Treasury stock acquired, shares			99,347	99,347
Treasury shares canceled	1,246,073	1,246,073
Treasury shares canceled, value	$ 18,667	¥ 121,452
Ordinary shares, treasury stock			140,479			140,479	140,479	140,479
Treasury stock, value			$ 6,190			$ 5,857	¥ 40,267	¥ 40,267
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares			198,694	198,694
Treasury shares canceled	2,492,146	2,492,146
Ordinary shares, treasury stock			280,958					280,958